Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Disclosure Of Detailed Information About Inventories Explanatory
As at December 31,	2018	2017
Product
Refining and Marketing	703	894
Oil Sands	223	414
Deep Basin	-	2
Conventional	-	2
Parts and Supplies	87	77
	1,013	1,389